Related Party Transactions	12 Months Ended
Dec. 31, 2018
Related party transactions [abstract]
RELATED PARTY TRANSACTIONS
22.	RELATED PARTY TRANSACTIONS

Tiziana Pharma Limited is a wholly owned subsidiary of Tiziana Life Sciences plc. During the year, Tiziana Life Sciences Plc transferred $3,922k (2017: $5,146k; 2016:$3,604k) 2017: £2,566k) in total to Tiziana Pharma Limited.

Tiziana Therapeutics Inc. is a wholly owned subsidiary of Tiziana Life Sciences plc. During the year, Tiziana Life Sciences Plc transferred $1,534k (2017: $1,182k; 2016: $1,182k) to Tiziana Therapeutics Inc.

Longevia Genomics SRL. is a wholly owned subsidiary of Tiziana Life Sciences plc. During the year, Tiziana Life Sciences Plc transferred $23k (2017: $0) to Longevia Genomics SRL.

Rasna Therapeutics Inc is a related party as Kunwar Shailubhai, director of our Company, is also a director of Rasna. In addition, Tiziano Lazzaretti, CFO of Tiziana, is also CFO of Rasna. Rasna is also party to a Shared Services agreement with Tiziana whereby the Company is charged for shared services such as the payroll and rent. As of December 31, 2018, $130k was owed to Tiziana Life Sciences PLC.

OKYO Pharma Ltd is a related party as Kunwar Shailubhai, director of our Company, is also a director of OKYO. In addition, Tiziano Lazzaretti, CFO of Tiziana, is also CFO of OKYO. OKYO is also party to a Shared Services agreement with Tiziana whereby the Company is charged for shared services such as the payroll and rent. As of December 31, 2018, $9k was owed to Tiziana Life Sciences PLC.

Gensignia Life Sciences Inc is a related party as Kunwar Shailubhai, director of our Company, is also a director of Gensignia. In addition, Tiziano Lazzaretti, CFO of Tiziana, is also CFO of Gensignia. As of December 31, 2018, $55k was owed to Tiziana Life Sciences PLC.